Borrowings (Details 4) - 12 months ended Jun. 30, 2024 $ in Thousands, $ in Thousands, $ in Thousands, R$ in Millions	USD ($)	ARS ($)	BRL (R$)	CLP ($)
Class IV [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	jun-23
Amount in original currency	$ 25,000
Interest rate	6.00
Principal payment	At expiration
Interest payment	First one Quarterly and next Semi-annually
Maturity date	Dec. 07, 2025
Class	Series XVII
Class [Member] | Cresud [Member]
Statement [Line Items]
Issuance / expansion date	jul-22
Maturity date	Mar. 03, 2026
Amount in original currency	$ 70,570
Interest rate	8.00
Principal payment	At expiration
Interest payment	Semi-annually and last one bimonthly
Class	Series XXXVIII
Class One [Member] | Cresud 1 [Member]
Statement [Line Items]
Issuance / expansion date	aug-22
Maturity date	Feb. 23, 2024
Amount in original currency		$ 5,122,470
Interest rate	Badlar + 1.00
Principal payment	At expiration
Interest payment	Quarterly
Class	Series XXXIX
Class Two [Member] | Cresud 2 [Member]
Statement [Line Items]
Issuance / expansion date	dec-22
Amount in original currency	$ 38,210
Interest rate	0.00
Principal payment	Biannual payments since 2025
Class	Series XL
Maturity date	Dec. 21, 2026
Class Three [Member] | Cresud 3 [Member]
Statement [Line Items]
Issuance / expansion date	apr-23
Amount in original currency		4,147,330
Interest rate	Badlar + 3.00
Principal payment	At expiration
Interest payment	Quarterly
Class	Series XLI
Maturity date	Oct. 04, 2024
Class Seven [Member] | Cresud 7 [Member]
Statement [Line Items]
Issuance / expansion date	apr-24
Amount in original currency	$ 10,200
Principal payment	At expiration
Interest payment	Semi-annually and last one quarterly
Class	Series XLV
Maturity date	Aug. 22, 2026
Class Six [Member] | Cresud 6 [Member]
Statement [Line Items]
Issuance / expansion date	jan-24
Amount in original currency	$ 39,770
Interest rate	6.00
Principal payment	At expiration
Interest payment	Semi-annually
Maturity date	Jan. 17, 2027
Class	Series XLIV
Class II [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	jan-23
Amount in original currency				$ 61,750
Interest rate	6.00
Principal payment	At expiration
Interest payment	Semi-annually
Maturity date	Mar. 25, 2025
Class	Series XV
Class I [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	jul-22
Amount in original currency	$ 171,200
Interest rate	8.75
Principal payment	17.5% in jun-24 - 17.5% in jun-25 - 17.5% in jun-26 - 17.5% in jun-27 - 30% in jun-28
Interest payment	Semi-annually
Maturity date	Jun. 22, 2028
Class	Series XIV
Class Four [Member] | Cresud 4 [Member]
Statement [Line Items]
Issuance / expansion date	apr-23
Amount in original currency	$ 30,050
Interest rate	0.00
Principal payment	Quarter payments since 2025
Class	Series XLII
Maturity date	May 04, 2026
Class Five [Member] | Cresud 5 [Member]
Statement [Line Items]
Issuance / expansion date	jan-24
Amount in original currency		19,886,020
Principal payment	At expiration
Interest payment	Quarterly
Class	Series XLIII
Maturity date	Jan. 17, 2025
FyO [Member]
Statement [Line Items]
Issuance / expansion date	jul-22
Amount in original currency	$ 15,000
Principal payment	At expiration
Class	Series II
Maturity date	Jul. 25, 2025
FyO One [Member]
Statement [Line Items]
Issuance / expansion date	apr-23
Amount in original currency | R$			R$ 20
Principal payment	At expiration
Maturity date	Apr. 25, 2026
Class	Series III
Class VI [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	feb-24
Amount in original currency		26,203,850
Interest rate	Badlar + 0.99
Principal payment	At expiration
Interest payment	Quarterly
Maturity date	Feb. 28, 2025
Class	Series XIX
Class VII [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	jun-24
Amount in original currency	$ 23,020
Interest rate	6.00
Principal payment	At expiration
Interest payment	Semi-annually
Maturity date	Jun. 10, 2026
Class	Series XX
Class VIII [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	jun-24
Amount in original currency		$ 17,012,710
Interest rate	Badlar + 4.50
Principal payment	At expiration
Interest payment	Quarterly
Maturity date	Jun. 10, 2025
Class	Series XXI
Class V [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	feb-24
Amount in original currency	$ 21,410
Principal payment	At expiration
Interest payment	Semi-annually
Maturity date	Feb. 28, 2027
Class	Series XVIII
Class III [Member] | IRSA [Member]
Statement [Line Items]
Issuance / expansion date	jan-23
Amount in original currency	$ 28,250
Interest rate	5.00
Principal payment	At expiration
Interest payment	Semi-annually
Maturity date	Jul. 25, 2025
Class	Series XVI